Segment and Customer Concentration Information - Narrative (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from contract with customer benchmark | Customer Concentration Risk | Largest Customer
Concentration Risk [Line Items]
Percentage of revenue (as percent)	64.00%	43.00%